Annual Total Returns - Eaton Vance Stock NextShares	Dec. 31, 2020
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Stock NextShares
Bar Chart Table:
2011	(1.86%)
2012	15.88%
2013	33.14%
2014	12.24%
2015	4.83%
2016	7.16%
2017	20.43%
2018	(5.50%)
2019	35.95%
2020	18.69%